As filed with the Securities and Exchange Commission on November 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedules of Investments.

Kellner Event Fund
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 37.5%
	Air Transportation - 1.0%
1,900	Virgin America, Inc. (a)	$101,669

	Broadcasting (except Internet) - 2.1%
18,276	Radio One, Inc. (a)(e)	55,376
40,628	Spanish Broadcasting System, Inc. - Class A (a)(e)	155,605
		210,981
	Chemical Manufacturing - 4.6%
5,900	Alere, Inc. (a)	255,116
600	Allergan plc (a)(b)	138,186
7,000	Intrepid Potash, Inc. (a)	7,910
200	Monsanto Co.	20,440
400	Valspar Corp.	42,428
		464,080
	Clothing and Clothing Accessories Stores - 0.8%
800	G & K Services, Inc. - Class A	76,392

	Computer and Electronic Product Manufacturing - 3.1%
1,800	Cepheid (a)	94,842
1,438	Dell Technologies, Inc. - Class V (a)	68,728
1,100	Intersil Corp. - Class A	24,123
1,600	St. Jude Medical, Inc. (a)(c)	127,616
		315,309
	Credit Intermediation and Related Activities - 1.8%
60,048	WMIH Corp. (a)	140,512
1,400	Yadkin Financial Corp.	36,806
		177,318
	Data Processing, Hosting, and Related Services - 0.5%
1,600	Rackspace Hosting, Inc. (a)	50,704

	Food Manufacturing - 2.6%
4,800	WhiteWave Foods Co. - Class A (a)(c)	261,264

	Health and Personal Care Stores - 0.4%
5,000	Rite Aid Corp. (a)	38,450

	Hospitals - 1.3%
5,900	Envision Healthcare Holdings, Inc. (a)	131,393

	Insurance Carriers and Related Activities - 1.4%
800	Humana, Inc. (c)	141,512

	Machinery Manufacturing - 1.6%
1,200	Joy Global, Inc.	33,288
1,800	KLA-Tencor Corp.	125,478
		158,766
	Merchant Wholesalers, Nondurable Goods - 1.2%
2,600	CST Brands, Inc.	125,034

	Miscellaneous Store Retailers - 0.3%
9,100	Office Depot, Inc.	32,487

	Motion Picture and Sound Recording Industries - 0.8%
4,000	inContact, Inc. (a)	55,920
5,461	XCel Brands, Inc. (a)(e)	26,923
		82,843
	Other Information Services - 2.8%
1,500	LinkedIn Corp. - Class A (a)(c)	286,680

	Performing Arts, Spectator Sports, and Related Industries - 0.7%
28,090	Dover Motorsports, Inc. (e)	69,382

	Personal and Laundry Services - 0.5%
5,250	Weight Watchers International, Inc. (a)	54,180

	Pipeline Transportation - 0.3%
814	SemGroup Corp. - Class A	28,769
200	Williams Companies, Inc.	6,146
		34,915
	Professional, Scientific, and Technical Services - 1.9%
1,300	Cvent, Inc. (a)	41,223
3,600	Yahoo!, Inc. (a)	155,160
		196,383

	Publishing Industries (except Internet) - 2.4%
2,100	Fleetmatics Group plc (a)(b)	125,958
400	Interactive Intelligence Group, Inc. (a)	24,056
800	NetSuite, Inc. (a)	88,552
3,000	Network-1 Technologies, Inc. (a)	8,190
		246,756
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
2,100	Bats Global Markets, Inc.	63,273
12,500	Bluestem Group, Inc. (a)(e)	17,500
		80,773
	Support Activities for Mining - 0.3%
2,100	Transocean Partners LLC (b)	25,893

	Telecommunications - 1.9%
26,318	Alaska Communications Systems Group, Inc. (a)	45,267
62,165	Globalstar, Inc. (a)	75,220
20,020	NII Holdings, Inc. (a)	66,667
		187,154
	Transportation Equipment Manufacturing - 1.0%
40,767	Accuride Corp. (a)	104,364

	Utilities - 1.4%
3,300	Spectra Energy Corp.	141,075
	TOTAL COMMON STOCKS (Cost $4,193,775)	3,795,757

	REITS - 2.8%
	Real Estate - 2.8%
4,300	Post Properties, Inc. (c)	284,359
	TOTAL REITS (Cost $287,856)	284,359

	PREFERRED STOCKS - 0.1%
2,000	Federal Home Loan Mortgage Corp. (a)(e)	6,960
	TOTAL PREFERRED STOCKS (Cost $6,060)	6,960

	CLOSED-END FUNDS - 4.9%
31,223	KCAP Financial, Inc.	144,562
32,026	Nuveen Floating Rate Income Opportunity Fund	354,208
	TOTAL CLOSED-END FUNDS (Cost $515,285)	498,770

Principal Amount
	CONVERTIBLE BONDS - 2.3%
	Alaska Communications Systems Group, Inc.
$230,000	6.25%, 5/1/2018	227,125
	Goodrich Petroleum Corp.
41,500	5.00%, 10/1/2032 (e)	112
	GT Advanced Technologies, Inc.
1,169,000	3.00%, 12/15/2020 (a)(d)(e)	0
	TOTAL CONVERTIBLE BONDS (Cost $244,756)	227,237

	CORPORATE BONDS - 2.7%
	Arch Coal, Inc.
130,000	7.25%, 6/15/2021 (d)(e)	6,419
	Radio One, Inc.
100,000	9.25%, 2/15/2020 (e)	93,750
	SiTV LLC / SiTV Finance, Inc.
250,000	10.375%, 7/1/19 (e)	173,125
	TOTAL CORPORATE BONDS (Cost $240,253)	273,294

	MUNICIPAL BONDS - 4.8%
	Commonwealth of Puerto Rico, General Obligation Bonds of 2014, Series A
100,000	8.00%, 7/1/2035 (Callable 7/1/2020)	65,625
	Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 2012A, General Obligation
250,000	4.00%, 7/1/2020 (e)	151,435
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (Callable 8/1/2019) (e)	79,500
150,000	5.50%, 8/1/2022 (Callable 8/1/2019) (e)	79,500
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, Senior Series 2011C
145,000	5.00%, 8/1/2040 (Callable 8/1/2021) (e)	108,750
	TOTAL MUNICIPAL BONDS (Cost $571,327)	484,810

Contracts
	PURCHASED CALL OPTIONS - 0.0%
20	Chico's FAS, Inc.
	Expiration: January 2017, Exercise Price: $12.00	1,800
	TOTAL PURCHASED CALL OPTIONS (Cost $2,040)	1,800

	WARRANTS - 0.0%
	Pulp, Paper, and Paperboard Mills - 0.0%
73	Verso Corp. (a)	0
	TOTAL WARRANTS (Cost $0)	0

Shares
	MONEY MARKET FUNDS - 40.4%
4,096,089	Fidelity Investments Money Market Government Portfolio - Class I, 0.27% (f)	4,096,089
	TOTAL MONEY MARKET FUNDS (Cost $4,096,089)	4,096,089

	Total Investments in Securities (Cost $10,157,441) - 95.5%	9,669,076
	Other Assets in Excess of Liabilities - 4.5%	459,175
	NET ASSETS - 100.0%	$10,128,251

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Security in default.
(e)	Security is considered illiquid. As of September 30, 2016, the value of these investments was $1,024,337 or 10.11% of net assets.
(f)	Rate shown is the 7-day annualized yield as of September 30, 2016.
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Securities Sold Short
at September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 12.7%
	Ambulatory Health Care Services - 1.3%
1,971	AmSurg Corp. (a)	$132,156

	Chemical Manufacturing - 0.7%
1,393	Abbott Laboratories	58,910
202	Pfizer, Inc.	6,842
		65,752
	Computer and Electronic Product Manufacturing - 0.2%
700	Rofin-Sinar Technologies, Inc. (a)	22,526

	Credit Intermediation and Related Activities - 4.3%
1,830	Canadian Western Bank (a)(b)	35,221
600	Credit Acceptance Corp. (a)	120,642
3,024	F.N.B. Corp.	37,195
9,000	Home Capital Group, Inc. (b)	185,220
5,000	Santander Consumer USA Holdings, Inc. (a)	60,800
		439,078
	Insurance Carriers and Related Activities - 0.8%
670	Aetna, Inc.	77,351

	Machinery Manufacturing - 0.8%
900	Lam Research Corp.	85,239

	Miscellaneous Store Retailers - 0.1%
879	Staples, Inc.	7,515

	Nonstore Retailers - 1.4%
1,386	Alibaba Group Holding Ltd. - ADR (a)	146,625

	Pipeline Transportation - 1.7%
3,247	Enbridge, Inc. (b)	143,615
814	SemGroup Corp. - Class A	28,783
		172,398
	Professional, Scientific, and Technical Services - 0.7%
942	VMware, Inc. - Class A (a)	69,096

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
672	CBOE Holdings, Inc.	43,579

	Support Activities for Mining - 0.3%
2,400	Transocean Ltd. (a)(b)	25,584

	Utilities - 0.0%
163	Energy Transfer Equity, L.P.	2,737
	TOTAL COMMON STOCKS (Proceeds $1,256,355)	1,289,636

	REITS - 3.5%
	Funds, Trusts, and Other Financial Vehicles - 0.7%
4,000	DDR Corp.	69,720
	Real Estate - 2.8%
3,053	Mid-America Apartment Communities, Inc.	286,951
	TOTAL REITS (Proceeds $357,052)	356,671

Principal Amount
	CORPORATE BONDS - 3.7%
	Codelco - ADR
$100,000	3.00%, 7/17/2022	99,780
	Lafarge SA
46,000	4.75%, 3/23/2020 (b)	59,758
	Vale Overseas Ltd.
200,000	5.625%, 9/15/2019	211,750
	TOTAL CORPORATE BONDS (Proceeds $333,933)	371,288

Shares
	EXCHANGE-TRADED FUNDS - 6.2%
4,000	iShares iBoxx High Yield Corporate Bond ETF	349,040
2,400	iShares J.P. Morgan USD Emerging Markets Bond ETF	281,304
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $583,752)	630,344
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,531,092)	$2,647,939

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Swap Contracts
at September 30, 2016 (Unaudited)

Security	Financing Rate+	Termination Date	Shares	GBP Notional Amount	Net Unrealized Appreciation*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
SABMiller PLC	0.892%	10/29/2025	8,300	372,670	$ 538	Goldman Sachs & Co.
					$ 538

* Based on the swap contract value held at the counterparty, gross unrealized appreciation is an asset on the statement of assets and liabilities.
+The fixed rate paid/received by the Fund.

Kellner Merger Fund
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 56.9%
	Air Transportation - 2.2%
70,700	Virgin America, Inc. (a)	$3,783,157

	Chemical Manufacturing - 8.5%
191,100	Alere, Inc. (a)(c)	8,263,164
17,900	Allergan plc (a)(b)	4,122,549
10,000	Monsanto Co.	1,022,000
12,400	Valspar Corp.	1,315,268
		14,722,981
	Clothing and Clothing Accessories Stores - 1.6%
28,400	G & K Services, Inc. - Class A	2,711,916

	Computer and Electronic Product Manufacturing - 6.7%
64,500	Cepheid (a)	3,398,505
49,288	Dell Technologies, Inc. - Class V (a)	2,355,948
36,700	Intersil Corp. - Class A	804,831
62,400	St. Jude Medical, Inc. (a)	4,977,024
		11,536,308
	Credit Intermediation and Related Activities - 0.8%
50,100	Yadkin Financial Corp.	1,317,129

	Data Processing, Hosting, and Related Services - 1.1%
60,000	Rackspace Hosting, Inc. (a)	1,901,400

	Food Manufacturing - 5.7%
180,400	WhiteWave Foods Co. - Class A (a)(c)	9,819,172

	Health and Personal Care Stores - 0.7%
151,800	Rite Aid Corp. (a)	1,167,342

	Hospitals - 2.7%
214,100	Envision Healthcare Holdings, Inc. (a)	4,768,007

	Insurance Carriers and Related Activities - 1.7%
16,600	Humana, Inc.	2,936,374

	Machinery Manufacturing - 2.9%
44,200	Joy Global, Inc.	1,226,108
54,600	KLA-Tencor Corp.	3,806,166
		5,032,274
	Merchant Wholesalers, Nondurable Goods - 2.5%
90,000	CST Brands, Inc.	4,328,100

	Miscellaneous Store Retailers - 0.4%
191,800	Office Depot, Inc.	684,726

	Motion Picture and Sound Recording Industries - 1.2%
145,200	inContact, Inc. (a)	2,029,896

	Oil and Gas Extraction - 0.0%
1	Range Resources Corp.	19

	Other Information Services - 6.6%
60,300	LinkedIn Corp. - Class A (a)(c)	11,524,536

	Pipeline Transportation - 1.0%
45,968	SemGroup Corp. - Class A	1,625,443
3,700	Williams Companies, Inc.	113,701
		1,739,144

	Professional, Scientific, and Technical Services - 0.8%
45,200	Cvent, Inc. (a)	1,433,292

	Publishing Industries (except Internet) - 5.0%
74,100	Fleetmatics Group plc (a)(b)	4,444,518
15,000	Interactive Intelligence Group, Inc. (a)	902,100
30,500	NetSuite, Inc. (a)	3,376,045
		8,722,663
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.3%
74,800	Bats Global Markets, Inc.	2,253,724

	Support Activities for Mining - 0.6%
83,800	Transocean Partners LLC (b)	1,033,254

	Utilities - 2.9%
116,100	Spectra Energy Corp.	4,963,275
	TOTAL COMMON STOCKS (Cost $110,967,233)	98,408,689

	REITS - 5.8%
	Real Estate - 5.8%
151,500	Post Properties, Inc.	10,018,695
	TOTAL REITS (Cost $10,137,763)	10,018,695

	MONEY MARKET FUNDS - 33.6%
58,179,770	Fidelity Investments Money Market Government Portfolio - Class I, 0.27% (d)	58,179,770
	TOTAL MONEY MARKET FUNDS (Cost $58,179,770)	58,179,770

	Total Investments in Securities (Cost $179,284,766) - 96.3%	166,607,154
	Other Assets in Excess of Liabilities - 3.7%	6,473,020
	NET ASSETS - 100.0%	$173,080,174

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2016.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 20.7%
	Ambulatory Health Care Services - 2.8%
71,509	AmSurg Corp. (a)	$4,794,679

	Chemical Manufacturing - 1.4%
54,337	Abbott Laboratories	2,297,912
6,015	Pfizer, Inc.	203,728
		2,501,640
	Computer and Electronic Product Manufacturing - 0.5%
25,100	Rofin-Sinar Technologies, Inc. (a)	807,718

	Credit Intermediation and Related Activities - 0.8%
108,216	F.N.B. Corp.	1,331,057

	Insurance Carriers and Related Activities - 0.9%
13,902	Aetna, Inc.	1,604,986

	Machinery Manufacturing - 1.5%
27,300	Lam Research Corp.	2,585,583

	Miscellaneous Store Retailers - 0.1%
18,397	Staples, Inc.	157,294

	Pipeline Transportation - 3.8%
114,245	Enbridge, Inc. (b)	5,053,056
45,968	SemGroup Corp. - Class A	1,625,429
		6,678,485
	Professional, Scientific, and Technical Services - 1.6%
36,941	VMware, Inc. - Class A (a)	2,709,622

	Real Estate - 5.8%
107,565	Mid-America Apartment Communities, Inc.	10,110,034

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
23,943	CBOE Holdings, Inc.	1,552,704

	Support Activities for Mining - 0.6%
95,759	Transocean Ltd. (a)(b)	1,020,791

	Utilities - 0.0%
2,898	Energy Transfer Equity, L.P.	48,657
	TOTAL COMMON STOCKS (Proceeds $35,212,784)	35,903,250
	TOTAL SECURITIES SOLD SHORT (Proceeds $35,212,784)	$35,903,250

(a)	Non-income producing security.
(b)	Foreign issued security.

Kellner Merger Fund
Schedule of Swap Contracts
at September 30, 2016 (Unaudited)

Security	Financing Rate+	Termination Date	Shares	GBP Notional Amount	Net Unrealized Appreciation*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
SABMiller PLC	0.896%	10/29/2025	283,100	12,711,190	$ 18,347	Goldman Sachs & Co.
					$ 18,347

* Based on the swap contract value held at the counterparty, gross unrealized appreciation is an asset on the statement of assets and liabilities.
+The variable rate paid/received by the Fund.

Note 1 – Securities Valuation

The Kellner Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks, real estate investment trusts (“REITs”), closed-end funds and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Funds may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.
Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2016:

Kellner Merger Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Finance and Insurance	$6,507,227	$-	$-	$6,507,227
Health Care and Social Assistance	4,768,007	-	-	4,768,007
Information	24,178,495	-	-	24,178,495
Manufacturing	41,110,735	-	-	41,110,735
Mining, Quarrying, and Oil and Gas Extraction	1,033,273	-	-	1,033,273
Professional, Scientific, and Technical Services	1,433,292	-	-	1,433,292
Retail Trade	4,563,984	-	-	4,563,984
Transportation and Warehousing	5,522,301	-	-	5,522,301
Utilities	4,963,275	-	-	4,963,275
Wholesale Trade	4,328,100	-	-	4,328,100
Total Common Stocks	98,408,689	-	-	98,408,689
REITS	10,018,695	-	-	10,018,695
Money Market Funds	58,179,770	-	-	58,179,770
Total Investments in Securities	$166,607,154	$-	$-	$166,607,154
Swap Contracts*	$-	$18,347	$-	$18,347
Liabilities:
Securities Sold Short	$35,903,250	$-	$-	$35,903,250

*Swap contracts are valued at the net unrealized appreciation on the instrument.

Kellner Event Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Arts, Entertainment, and Recreation	$69,382	$-	$-	$69,382
Finance and Insurance	399,603	-	-	399,603
Health Care and Social Assistance	131,393	-	-	131,393
Information	1,065,118	-	-	1,065,118
Manufacturing	1,303,783	-	-	1,303,783
Mining, Quarrying, and Oil And Gas Extraction	25,893	-	-	25,893
Other Services	54,180	-	-	54,180
Professional, Scientific, and Technical Services	196,383	-	-	196,383
Retail Trade	147,329	-	-	147,329
Transportation and Warehousing	136,584	-	-	136,584
Utilities	141,075	-	-	141,075
Wholesale Trade	125,034	-	-	125,034
Total Common Stocks	3,795,757	-	-	3,795,757
Preferred Stocks
Finance and Insurance	6,960	-	-	6,960
Total Preferred Stocks	6,960	-	-	6,960
REITS	284,359	-	-	284,359
Closed-End Funds	498,770	-	-	498,770
Fixed Income
Convertible Bonds	-	227,237	-	227,237
Corporate Bonds	-	273,294	-	273,294
Municipal Bonds	-	484,810	-	484,810
Total Fixed Income	-	985,341	-	985,341
Purchased Options
Call Options	1,800	-	-	1,800
Total Purchased Options	1,800	-	-	1,800
Money Market Funds	4,096,089	-	-	4,096,089
Total Investments in Securities	$8,683,735	$985,341	$-	$9,669,076
Swap Contracts*	$-	$538	$-	$538
Liabilities:
Securities Sold Short	$2,276,651	$371,288	$-	$2,647,939

*Swap contracts are valued at the net unrealized appreciation on the instrument.

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended September 30, 2016.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds’ overall strategy in a manner deemed appropriate to the Advisor and consistent with the Funds’ investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will either earmark securities or maintain a segregated account with the Funds’ custodian consisting of high quality liquid securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Funds may enter into total return swap agreements.  A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked-to- market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked-to-market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Funds’ risk of loss consists of the net amount of payments that each Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by a Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after each Fund’s schedule of investments.

Average Balance Information

The average monthly market values of purchased and written options during the period ended September 30, 2016 for the Kellner Merger Fund were $74,278 and $166,641, respectively.  The average monthly notional values of long and short total return swaps held by the Kellner Merger Fund during the period ended September 30, 2016 were $16,904,500 and $495,057, respectively.

Transactions in written options contracts for the period ended September 30, 2016 are as follows:

Kellner Merger Fund
	Contracts	Premiums Received
Beginning balance	-	$-
Options written	1,197	286,473
Options exercised	(511)	(50,056)
Options expired	(686)	(236,417)
Outstanding at September 30, 2016	-	$-

Average Balance Information

The average monthly market values of purchased and written options during the period ended September 30, 2016 for the Kellner Event Fund were $4,147 and $5,225, respectively.  The average monthly notional values of long and short total return swaps held by the Kellner Event Fund during the period ended September 30, 2016 were $346,653 and $21,849, respectively.

Transactions in written options contracts for the period ended September 30, 2016 are as follows:

Kellner Event Fund
	Contracts	Premiums Received
Beginning balance	-	$-
Options written	107	11,044
Options exercised	(16)	(1,567)
Options expired	(91)	(9,477)
Outstanding at September 30, 2016	-	$-

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At September 30, 2016, the Kellner Event Fund had investments in illiquid securities with a total value of $1,024,337 or 10.11% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Kellner Event Fund
	PAR($)/Shares	Dates Acquired	Cost Basis
Arch Coal, Inc., due 6/15/2021	$130,000	12/15	$ 2,031
Bluestem Group, Inc.	12,500	8/16	21,125
Commonwealth of Puerto Rico, due 7/1/2020	$250,000	12/14	191,205
Dover Motorsports, Inc.	28,090	9/16	70,643
Federal Home Loan Mortgage Corp.	2,000	1/16	6,060
Goodrich Petroleum Corp., due 10/1/2032	$41,500	2/15	19,107
GT Advanced Technologies, Inc., due 12/15/2020	$1,169,000	12/15	1,888
Puerto Rico Sales Tax Financing Corp., due 8/1/2021	$150,000	5/15	106,972
Puerto Rico Sales Tax Financing Corp., due 8/1/2022	$150,000	5/15	105,076
Puerto Rico Sales Tax Financing Corp., due 8/1/2040	$145,000	5/15	96,693
Radio One, Inc.	18,276	8/15-5/16	33,255
Radio One, Inc., due 2/15/2020	$100,000	4/16	75,721
SiTV LLC, due 7/1/2019	$250,000	9/16	162,500
Spanish Broadcasting Systems, Inc. – Class A	40,628	2/15-3/16	144,918
Xcel Brands, Inc.	5,461	7/15-9/16	39,065

Note 4 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows*:

Kellner Merger Fund

Cost of investments	$179,284,766

Gross unrealized appreciation	$1,295,670
Gross unrealized depreciation	(13,973,282)
Net unrealized depreciation	$(12,677,612)

Kellner Event Fund

Cost of investments	$10,157,441

Gross unrealized appreciation	$199,577
Gross unrealized depreciation	(687,942)
Net unrealized depreciation	$(488,365)

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                                Douglas G. Hess, President

Date 11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                                 Douglas G. Hess, President

Date 11/21/2016

By (Signature and Title)*/s/ Cheryl L. King
                                                  Cheryl L. King, Treasurer

Date 11/21/2016

* Print the name and title of each signing officer under his or her signature.